Office Service Agreement (Details Narrative) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Office Service Agreement Details Narrative
Accrued liabilities	$ 21,299	$ 17,033	$ 10,925	$ 16,100